                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-05775

                                   WM Trust II
               (Exact name of registrant as specified in charter)

                   1201 Third Avenue, 22nd Floor, Seattle, WA
                 98101 (Address of principal executive offices)
                                   (Zip code)

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                      Date of fiscal year end: October 31st

                    Date of reporting period: April 30, 2003

Logo: WM
GroupofFunds

MONEY
MARKET
FUNDS


Common sense. Uncommon solutions.

photo: valley

photo: urban buildings


SEMI-ANNUAL REPORT
for the period ended
April 30, 2003

       MONEY MARKET FUNDS

              Money Market Fund
              Tax-Exempt Money Market Fund
              California Money Fund



              TABLE OF CONTENTS

              Message from the President ............................... 1

              Statements of Assets and Liabilities ..................... 2

              Statements of Operations ................................. 4

              Statements of Changes in Net Assets ...................... 5

              Statements of Changes in Net
              Assets - Capital Stock Activity .......................... 7

              Financial Highlights ..................................... 8

              Portfolio of Investments .................................10

              Notes to Financial Statements (unaudited) ................18


NOT FDIC INSURED o May Lose Value o No Bank Guarantee photo: William G. Papesh

Dear Shareholder,

The first half of our fiscal year closed with a set of decisive geopolitical events and late-period equity market gains.1 The military conflict in Iraq commenced in March and concluded shortly after period-end, brevity that we hope will inspire a tempering of global tensions. We also saw encouraging signs of improvement in economic and market conditions. Equity markets rallied to conclude the six-month period ended April 30, 2003 as the Standard & Poor's 500 Index gained 4.47%.2 Corporate earnings also showed some signs of change for the better, but true revenue-driven profit growth remains somewhat elusive and difficult to garner for many firms. With these conditions in mind, we feel that time is still needed before we can declare a full economic recovery.

Corporate bonds, particularly lower-rated issues, were among the strongest performing major asset classes during the period. Interest rates continued their slide to 40-year lows, while Treasury yields actually dropped slightly during the period. These factors helped to boost the performance of bond investments, where prices generally move in the opposite direction of yields. In fact, bonds have outperformed stocks in each of the past three calendar years, averaging more than 10% per year from 2000 to 2002. Conversely, stocks declined by an average of more than 14% per year over the same time period.3

As a result of positive bond market performance, bond fund investments continued to gain in popularity compared to equity funds during the period, as measured by cash inflows. However, investors should be aware of the pitfalls associated with chasing short-term past performance. Assets that have shown the best results in a certain period may not necessarily repeat this strong performance in the next. For this reason, we have always recommended a strategy that utilizes diversification and asset allocation to help protect investor assets through a variety of financial market conditions. We also suggest that investors regularly elicit the expertise of a financial advisor. With the guidance of these investment professionals, investors can take the actions necessary to keep their investment portfolios aligned with their goals regardless of market fluctuations.

To provide additional opportunities for diversification, we introduced the WM REIT Fund in March. The Fund invests primarily in real estate investment trust
(REIT) securities and seeks to take advantage of their dividend-producing potential. We believe that the WM REIT Fund adds depth and breadth to the overall WM Group of Funds family and that it has the capability of enhancing risk management opportunities available through the WM Strategic Asset Management Portfolios.

At the WM Group of Funds, our focus on risk management has remained in place throughout the past three years of significantly volatile equity market performance. It is a fundamental aspect of our investment philosophy, and we will continue to stress this approach as economic conditions and equity markets change. Our firm and our investment products have evolved over the years, and yet our commitment to a risk management discipline remains at the core of the investment options we offer.

As we look toward the second half of our fiscal year, we are unwavering in our belief that the strict investment discipline that has guided us for more than 60 years is the right course through the current market uncertainty. We thank you for your continued confidence and trust in the WM Group of Funds.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President



1    As measured by the Standard & Poor's 500 Index.
2 Source: Ibbotson Associates. Index performance information represents total return from November 1, 2002 through April 30, 2003 and includes the reinvestment of dividends and capital gains.
3 Source: Ibbotson Associates. Stocks are measured by the S&P 500 Index. Bonds are measured by the Lehman Brothers Aggregate Bond Index. Index performance information represents average annual total returns from January 1, 2000 through December 31, 2002, and includes the reinvestment of dividends and capital gains.

Note: Indices are unmanaged, and an investment cannot be made directly in an index.


STATEMENTS of ASSETS and LIABILITIES
WM GROUP OF FUNDS

APRIL 30, 2003 (UNAUDITED)

                                                                                                TAX-EXEMPT
                                                                                 MONEY             MONEY           CALIFORNIA
                                                                                 MARKET            MARKET             MONEY
                                                                                  FUND              FUND              FUND
                                                                              ------------      -----------        ------------
ASSETS:
Investments, at amortized cost and value ...............................      $923,935,392     $ 29,023,872        $ 26,341,421
Cash ...................................................................               237               --                  --
Interest receivable ....................................................         3,675,791          143,520             104,892
Receivable for Fund shares sold ........................................         1,677,390           33,402               1,024
Prepaid expenses .......................................................             6,104              215                 209
                                                                              ------------      -----------        ------------
   Total Assets ........................................................       929,294,914       29,201,009          26,447,546
                                                                              ------------      -----------        ------------
LIABILITIES:
Payable for Fund shares redeemed .......................................         3,003,346           19,052             430,706
Payable for when-issued securities .....................................                --          379,846                  --
Payable for investment securities purchased ............................        50,016,835          379,842                  --
Investment advisory fee payable ........................................           331,309            9,598               6,596
Shareholder servicing and distribution fees payable ....................            55,564               --                  --
Transfer agent fees payable ...........................................             46,448            1,627               1,689
Dividends payable ......................................................           111,977               --                  67
Accrued expenses and other payables ....................................           413,046           26,296              25,819
                                                                              ------------      -----------        ------------
   Total Liabilities ...................................................        53,978,525          816,261             464,877
                                                                              ------------      -----------        ------------
NET ASSETS .............................................................      $875,316,389     $ 28,384,748        $ 25,982,669
                                                                              ============      ===========        ============

                                        See Notes to Financial Statements.


STATEMENTS of ASSETS and LIABILITIES (continued)

WM GROUP OF FUNDS

APRIL 30, 2003 (UNAUDITED)

                                                                                                 TAX-EXEMPT
                                                                                 MONEY             MONEY           CALIFORNIA
                                                                                 MARKET            MARKET             MONEY
                                                                                  FUND              FUND              FUND
                                                                              ------------      -----------        ------------
NET ASSETS CONSIST OF:
Accumulated net realized loss on investment transactions ...............     $     (45,429)    $       (163)       $    (18,783)
Paid-in capital ........................................................       875,361,818       28,384,911          26,001,452
                                                                              ------------      -----------        ------------
   Total Net Assets ....................................................     $ 875,316,389     $ 28,384,748        $ 25,982,669
                                                                              ============      ===========        ============
NET ASSETS:
Class A Shares .........................................................     $ 710,905,804     $ 28,384,748        $ 25,982,669
                                                                              ============      ===========        ============
Class B Shares .........................................................     $  96,863,641               --                  --
                                                                              ============
Class C Shares .........................................................     $   4,422,730               --                  --
                                                                              ============
Class I Shares .........................................................     $  63,124,214               --                  --
                                                                              ============
SHARES OUTSTANDING:
Class A Shares .........................................................       710,925,697       28,384,637          26,028,141
                                                                              ============
Class B Shares .........................................................        96,861,020               --                  --
                                                                              ============
Class C Shares .........................................................         4,422,747               --                  --
                                                                              ============
Class I Shares .........................................................        63,136,553               --                  --
                                                                              ============
CLASS A SHARES:
Net asset value, offering and redemption price per share
   of beneficial interest outstanding * ................................     $        1.00     $       1.00        $       1.00
                                                                              ============      ===========        ============
CLASS B SHARES:
Net asset value and offering price per share of beneficial interest
   outstanding * .......................................................     $        1.00               --                  --
                                                                              ============
CLASS C SHARES:
Net asset value per share of beneficial interest
   outstanding * .......................................................     $        1.00               --                  --
                                                                              ============
Maximum sales charge ...................................................             1.00%               --                  --
                                                                              ============
Maximum offering price per share of beneficial
   interest outstanding ................................................     $        1.01               --                  --
                                                                              ============
CLASS I SHARES:
Net asset value, offering and redemption price per share
   of beneficial interest outstanding ..................................     $        1.00               --                  --
                                                                              =============

----------

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.



                                        See Notes to Financial Statements.


STATEMENTS of OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)


                                                                                                TAX-EXEMPT
                                                                                 MONEY             MONEY              CALIFORNIA
                                                                                 MARKET            MARKET                MONEY
                                                                                  FUND              FUND                 FUND
                                                                               -----------        ---------           ---------
INVESTMENT INCOME:
Interest ...............................................................       $ 6,786,035        $ 200,343           $ 165,535
                                                                               -----------        ---------           ---------
EXPENSES:
Investment advisory fee ................................................         1,985,095           68,769              60,181
Custodian fees .........................................................            24,340            1,442               1,132
Legal and audit fees ...................................................            32,787           14,469              14,353
Registration and filing fees ...........................................            34,090            9,156               5,620
Printing and postage expenses ..........................................           264,284            7,742               8,045
Other ..................................................................            87,349            8,948               5,863
Shareholder servicing and distribution fees:
   Class B Shares ......................................................           500,180            --                  --
   Class C Shares ......................................................            21,794            --                  --
Transfer agent fees:
   Class A Shares ......................................................           186,781           11,205              11,687
   Class B Shares ......................................................            68,434            --                  --
   Class C Shares ......................................................             1,627            --                  --
                                                                               -----------        ---------           ---------
     Total expenses ....................................................         3,206,761          121,731             106,881
Fees waived by the investment advisor
   and/or the distributor ..............................................          (103,439)         (19,231)            (22,587)
Fees reduced by custodian credits ......................................              (681)             (28)                (23)
                                                                               -----------        ---------           ---------
     Net expenses ......................................................         3,102,641          102,472              84,271
                                                                               -----------        ---------           ---------
NET INVESTMENT INCOME ..................................................         3,683,394           97,871              81,264
                                                                               -----------        ---------           ---------
NET REALIZED GAIN FROM INVESTMENT
   TRANSACTIONS ........................................................            --                   89               --
                                                                               -----------        ---------           ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .....................................................       $ 3,683,394        $  97,960           $  81,264
                                                                               ===========        =========           =========


                                        See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                                                                TAX-EXEMPT
                                                                                 MONEY             MONEY           CALIFORNIA
                                                                                 MARKET            MARKET             MONEY
                                                                                  FUND              FUND              FUND
                                                                              ------------       ----------        ------------
Net investment income ..................................................      $  3,683,394      $    97,871        $     81,264
Net realized gain on investment transactions ...........................           --                    89              --
                                                                              ------------      -----------        ------------
Net increase in net assets resulting from operations ...................         3,683,394           97,960              81,264
Distributions to shareholders from net investment income:
   Class A Shares ......................................................        (3,218,534)         (97,871)            (81,264)
   Class B Shares ......................................................           (27,599)          --                  --
   Class C Shares ......................................................            (1,537)          --                  --
   Class I Shares ......................................................          (435,724)          --                  --
Net increase/(decrease) in net assets from Fund share transactions:
   Class A Shares ......................................................        21,904,256       (4,914,960)         (1,689,840)
   Class B Shares ......................................................        (7,666,694)          --                  --
   Class C Shares ......................................................           747,198           --                  --
   Class I Shares ......................................................      (106,170,312)          --                  --
                                                                              ------------      -----------        ------------
Net decrease in net assets .............................................       (91,185,552)      (4,914,871)         (1,689,840)

NET ASSETS:
Beginning of period ....................................................       966,501,941       33,299,619          27,672,509
                                                                              ------------      -----------        ------------
End of period ..........................................................      $875,316,389      $28,384,748        $ 25,982,669
                                                                              ============      ===========        ============

                                        See Notes to Financial Statements.


STATEMENTS of CHANGES in NET assets (continued)

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                                                TAX-EXEMPT
                                                                                  MONEY            MONEY            CALIFORNIA
                                                                                 MARKET            MARKET              MONEY
                                                                                  FUND              FUND               FUND
                                                                              ------------      -----------         -----------
Net investment income ..................................................      $ 10,167,628      $   320,465         $   334,232
Net realized loss on investment transactions ...........................            (3,396)          --                  --
                                                                              ------------      -----------         -----------
Net increase in net assets resulting from operations ...................        10,164,232          320,465             334,232
Distributions to shareholders from net investment income:
   Class A Shares ......................................................        (9,281,873)        (320,465)           (334,317)
   Class B Shares ......................................................          (246,921)          --                  --
   Class C Shares ......................................................            (2,236)          --                  --
   Class I Shares ......................................................          (640,873)          --                  --
Net increase/(decrease) in net assets from Fund share transactions:
   Class A Shares ......................................................        41,056,243        1,772,972         (14,885,593)
   Class B Shares ......................................................        29,928,362           --                  --
   Class C Shares ......................................................         3,675,549           --                  --
   Class I Shares ......................................................       151,540,600           --                  --
                                                                               ------------     -----------         -----------
Net increase/(decrease) in net assets ..................................       226,193,083        1,772,972         (14,885,678)

NET ASSETS:
Beginning of year ......................................................       740,308,858       31,526,647          42,558,187
                                                                              ------------      -----------         -----------
End of year ............................................................      $966,501,941      $33,299,619         $27,672,509
                                                                              ============      ===========         ===========



                                        See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                               MONEY MARKET FUND       TAX-EXEMPT MONEY MARKET FUND     CALIFORNIA MONEY FUND
                                         ----------------------------  ----------------------------  ---------------------------
                                           SIX MONTHS                   SIX MONTHS                     SIX MONTHS
                                              ENDED                        ENDED                          ENDED
                                            04/30/03      YEAR ENDED     04/30/03      YEAR ENDED       04/30/03     YEAR ENDED
                                           (UNAUDITED)    10/31/02      (UNAUDITED)     10/31/02       (UNAUDITED)    10/31/02
                                         -------------  -------------  ------------    ------------  -------------  ------------
  CLASS A:
   Sold ..............................   $ 262,291,404  $ 651,389,983  $ 20,751,942    $ 60,798,797   $ 13,605,613  $ 43,920,297
   Issued as reinvestment
     of dividends ....................       2,502,990      8,782,474        95,304         310,701         80,721       326,567
   Redeemed ..........................    (242,890,138)  (619,116,214)  (25,762,206)   (59,336,526)   (15,376,174)  (59,132,457)
                                         -------------  -------------  ------------    ------------  -------------  ------------
   Net increase/(decrease) ...........   $  21,904,256  $  41,056,243  $ (4,914,960)   $  1,772,972  $  (1,689,840) $(14,885,593)
                                         =============  =============  ============    ============  =============  ============
  CLASS B:
   Sold ..............................   $  38,048,151  $ 118,259,643            --              --             --            --
   Issued as reinvestment
     of dividends ....................          26,204        230,721            --              --             --            --
   Redeemed ..........................     (45,741,049)   (88,562,002)           --              --             --            --
                                         -------------  -------------
   Net increase/(decrease) ...........  $   (7,666,694) $  29,928,362            --              --             --            --
                                         =============  =============
  CLASS C:
   Sold ..............................  $    5,173,589  $   6,003,195            --              --             --            --
   Issued as reinvestment
     of dividends ....................           1,453          2,054            --              --             --            --
   Redeemed ..........................     (4,427,844)     (2,329,700)           --              --             --            --
                                         -------------  -------------
   Net increase ......................  $      747,198  $   3,675,549            --              --             --            --
                                         =============  =============
  CLASS I:
   Sold ..............................  $   18,436,000  $ 265,034,485            --              --             --            --
   Issued as reinvestment
     of dividends ....................         435,738        640,376            --              --             --            --
   Redeemed ..........................    (125,042,050)  (114,134,261)           --              --             --            --
                                         -------------  -------------
   Net increase/(decrease) ...........   $(106,170,312) $ 151,540,600            --              --             --            --
                                         =============  =============

                                        See Notes to Financial Statements.

FINANCIAL highlights

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                    NET                                        DIVIDENDS
                                ASSET VALUE,               NET                 FROM NET                  NET
                                BEGINNING OF            INVESTMENT            INVESTMENT            ASSET VALUE,          TOTAL
                                   PERIOD                 INCOME                INCOME              END OF PERIOD        RETURN(1)
                                ------------            ----------            ----------            -------------        ---------
MONEY MARKET FUND
CLASS A
04/30/03 (unaudited)                $1.00                  $0.005               $(0.005)                $1.00              0.46%
10/31/02                             1.00                   0.014                (0.014)                 1.00              1.42%
10/31/01                             1.00                   0.043                (0.043)                 1.00              4.40%
10/31/00                             1.00                   0.056                (0.056)                 1.00              5.79%
10/31/99                             1.00                   0.044                (0.044)                 1.00              4.52%
10/31/98(3)                          1.00                   0.041                (0.041)                 1.00              4.19%
12/31/97                             1.00                   0.049                (0.049)                 1.00              5.04%
CLASS B
04/30/03 (unaudited)                 1.00                   0.000(7)             (0.000)(7)              1.00              0.03%
10/31/02                             1.00                   0.003                (0.003)                 1.00              0.34%
10/31/01                             1.00                   0.033                (0.033)                 1.00              3.32%
10/31/00                             1.00                   0.046                (0.046)                 1.00              4.68%
10/31/99                             1.00                   0.034                (0.034)                 1.00              3.44%
10/31/98(3)                          1.00                   0.035                (0.035)                 1.00              3.52%
12/31/97                             1.00                   0.041                (0.041)                 1.00              4.15%
CLASS C
04/30/03 (unaudited)                 1.00                   0.000(7)             (0.000)(7)              1.00              0.04%
10/31/02(4)                          1.00                   0.002                (0.002)                 1.00              0.17%
CLASS I
04/30/03 (unaudited)                 1.00                   0.005                (0.005)                 1.00              0.49%
10/31/02                             1.00                   0.015                (0.015)                 1.00              1.47%
10/31/01                             1.00                   0.044                (0.044)                 1.00              4.46%
10/31/00                             1.00                   0.057                (0.057)                 1.00              5.90%
10/31/99                             1.00                   0.046                (0.046)                 1.00              4.66%
10/31/98(5)                          1.00                   0.031                (0.031)                 1.00              3.17%

TAX-EXEMPT MONEY MARKET FUND
CLASS A
04/30/03 (unaudited)                $1.00                  $0.003               $(0.003)                $1.00              0.32%
10/31/02                             1.00                   0.010                (0.010)                 1.00              1.00%
10/31/01                             1.00                   0.025                (0.025)                 1.00              2.57%
10/31/00                             1.00                   0.033                (0.033)                 1.00              3.39%
10/31/99                             1.00                   0.026                (0.026)                 1.00              2.65%
10/31/98(3)                          1.00                   0.026                (0.026)                 1.00              2.60%
12/31/97                             1.00                   0.031                (0.031)                 1.00              3.18%

CALIFORNIA MONEY FUND
CLASS A
04/30/03 (unaudited)                $1.00                  $0.003               $(0.003)                $1.00              0.30%
10/31/02                             1.00                   0.009                (0.009)                 1.00              0.89%
10/31/01                             1.00                   0.023                (0.023)                 1.00              2.32%
10/31/00                             1.00                   0.028                (0.028)                 1.00              2.79%
10/31/99                             1.00                   0.022                (0.022)                 1.00              2.24%
10/31/98(6)                          1.00                   0.008                (0.008)                 1.00              0.99%
06/30/98                             1.00                   0.027                (0.027)                 1.00              2.73%



                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  ----------------------------------------------
                                                                                            RATIO OF OPERATING
                                                                                           EXPENSES TO AVERAGE NET
                                                           RATIO OF         RATIO OF      ASSETS WITHOUT FEE WAIVERS,
                                                           OPERATING     NET INVESTMENT      EXPENSES REIMBURSED
                                  NET ASSETS,             EXPENSES TO      INCOME TO         AND FEES REDUCED BY
                                 END OF PERIOD            AVERAGE NET     AVERAGE NET      CREDITS ALLOWED BY THE
                                   (IN 000'S)               ASSETS           ASSETS              CUSTODIAN(2)
                                 -------------            -----------    --------------   ---------------------------
MONEY MARKET FUND
CLASS A
04/30/03 (unaudited)                 $710,906                0.60%(8)         0.94%(8)               0.60%(8)
10/31/02                              689,002                0.59%            1.41%                  0.59%
10/31/01                              647,951                0.64%            4.21%                  0.64%
10/31/00                              458,368                0.65%            5.62%                  0.65%
10/31/99                              460,444                0.72%            4.43%                  0.73%
10/31/98(3)                           403,443                0.66%(8)         4.94%(8)               0.67%(8)
12/31/97                              260,877                0.75%            4.93%                  0.83%
CLASS B
04/30/03 (unaudited)                   96,864                1.49%(8)         0.05%(8)               1.69%(8)
10/31/02                              104,530                1.67%            0.33%                  1.67%
10/31/01                               74,603                1.69%            3.16%                  1.69%
10/31/00                               23,469                1.71%            4.56%                  1.71%
10/31/99                               20,452                1.77%            3.38%                  1.78%
10/31/98(3)                             6,619                1.64%(8)         3.96%(8)               1.65%(8)
12/31/97                                  471                1.59%            4.15%                  1.80%
CLASS C
04/30/03 (unaudited)                    4,423                1.46%(8)         0.08%(8)               1.63%(8)
10/31/02(4)                             3,676                1.64%(8)         0.36%(8)               1.64%(8)
CLASS I
04/30/03 (unaudited)                   63,124                0.55%(8)         0.99%(8)               0.55%(8)
10/31/02                              169,295                0.54%            1.46%                  0.54%
10/31/01                               17,755                0.58%            4.27%                  0.58%
10/31/00                               15,885                0.55%            5.72%                  0.55%
10/31/99                              102,760                0.62%            4.53%                  0.63%
10/31/98(5)                           108,720                0.54%(8)         5.06%(8)               0.55%(8)

TAX-EXEMPT MONEY MARKET FUND
CLASS A
04/30/03 (unaudited)                  $28,385                0.67%(8)         0.64%(8)               0.80%(8)
10/31/02                               33,300                0.67%            0.99%                  0.78%
10/31/01                               31,527                0.74%            2.52%                  0.74%
10/31/00                               28,596                0.72%            3.33%                  0.88%
10/31/99                               31,353                0.57%            2.63%                  0.89%
10/31/98(3)                            25,441                0.55%(8)         3.09%(8)               0.72%(8)
12/31/97                               32,134                0.57%            3.14%                  0.71%

CALIFORNIA MONEY FUND
CLASS A
04/30/03 (unaudited)                  $25,983                0.63%(8)         0.61%(8)               0.80%(8)
10/31/02                               27,673                0.63%            0.89%                  0.70%
10/31/01                               42,558                0.62%            2.27%                  0.70%
10/31/00                               35,407                0.69%           2.76%                   0.69%
10/31/99                               34,216                0.81%           2.22%                   0.81%
10/31/98(6)                            37,167                0.73%(8)        2.31%(8)                0.87%(8)
06/30/98                               37,403                0.82%           2.71%                   0.99%


----------
(1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(3) Fiscal year end changed to October 31 from December 31.
(4) On March 1, 2002 the Money Market Fund commenced selling Class C shares.
(5) On March 23, 1998 the Money Market Fund commenced selling Class I shares.
(6) Fiscal year end changed to October 31 from June 30.
(7) Amount represents less than $0.001 per share.
(8) Annualized.


                       See Notes to Financial Statements.

                                  spread pp 8-9

PORTFOLIO of INVESTMENTS

MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 COMMERCIAL PAPER (DOMESTIC) - 19.4%
$ 9,952,000   American Express Credit Corporation,
                1.600% due 06/02/2003+++ ........  $ 9,937,846
 35,000,000   Bristol-Myers Squibb Company,
                1.460% due 07/23/2003+++** ......   35,000,000
 14,228,000   Caterpillar Financial Services
                Corporation,
                1.270% due 08/04/2003+++ ........   14,180,316
              Cooperative Association of Tractor
                Dealers Inc.:
                Series A, (MBIA Insured):
  8,800,000     1.260% due 05/30/2003+++ ........    8,791,068
 10,100,000     1.260% due 09/15/2003+++ ........   10,051,571
  3,200,000     1.280% due 07/03/2003+++ ........    3,192,832
  1,800,000     1.280% due 08/27/2003+++ ........    1,792,448
                Series B, (AMBAC Insured):
 15,000,000     1.270% due 10/21/2003+++ ........   14,910,571
  2,900,000     1.330% due 05/07/2003+++ ........    2,899,357
 33,677,000   International Business Machines
                Corporation,
                1.770% due 05/05/2003+++ ........   33,670,377
              Windmill Funding Corporation,
                (LOC: ABN AMRO Bank NV):
 15,596,000     1.250% due 05/07/2003+++** ......   15,592,751
 19,734,000     1.255% due 05/09/2003+++** ......   19,728,496
                                                  ------------
              Total Commercial Paper (Domestic)
                (Cost $169,747,633) .............  169,747,633
                                                  ------------

 COMMERCIAL PAPER (YANKEE) - 9.9%
                ING (U.S.) Funding LLC:
 15,000,000     1.330% due 05/12/2003+++ ........   14,993,904
 12,000,000     1.330% due 05/13/2003+++ ........   11,994,680
 16,593,000   Sharp Electronics Corporation,
                1.280% due 05/20/2003+++ ........   16,581,790
 19,150,000   Shell Finance (U.K.) PLC,
                1.280% due 09/18/2003+++** ......   19,054,676
 24,070,000   TotalFinaElf Capital SA,
                1.360% due 05/02/2003+++ ........   24,069,091
                                                  ------------
              Total Commercial Paper (Yankee)
                (Cost $86,694,141)                  86,694,141
                                                  ------------

 MEDIUM TERM NOTES - 21.0%
              American Honda Finance Corporation:
 10,000,000     1.290% due 09/16/2003++** .......   10,000,715
 10,000,000     1.300% due 02/20/2004++** .......   10,000,000
 15,000,000     1.490% due 05/20/2004++** .......   15,027,030
  6,000,000     1.540% due 02/17/2004++** .......    6,011,759
  7,500,000   Bank One Corporation, Sr. Note,
                Series C,
                1.460% due 06/16/2003++ .........    7,502,692
 16,100,000   Cargill Inc.,
                1.540% due 08/26/2003++** .......   16,111,438
              Caterpillar Financial Services
                Corporation,
                Series F:
 20,000,000     1.489% due 08/05/2003++ .........   20,011,980
  6,780,000     6.590% due 05/01/2003 ...........    6,780,000
  4,225,000   Citigroup Inc., Sr. Note, Series E,
                1.410% due 07/17/2003++ .........    4,226,323


PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
              General Electric Capital Corporation,
                Series A:
$15,000,000     1.320% due 01/28/2004++ ......... $ 15,005,736
  4,000,000     7.250% due 05/03/2004 ...........    4,234,839
  3,500,000     8.090% due 04/01/2004 ...........    3,712,379
 20,000,000   MBIA Global Funding LLC,
                1.318% due 01/02/2004++** .......   20,000,000
              Merrill Lynch & Company, Series B:
 10,000,000     1.600% due 10/01/2003++ .........   10,013,590
  6,000,000     1.610% due 08/15/2003++ .........    6,005,892
  2,000,000     1.720% due 05/30/2003++ .........    2,000,322
  8,500,000   Salomon Smith Barney Holdings Inc.,
                Series K,
                1.489% due 12/19/2003++ .........    8,509,773
 15,000,000   Toyota Motor Credit Corporation,
                1.261% due 01/16/2004++ .........   15,000,000
  3,170,000   Wells Fargo & Company, Sr. Note,
                Series C,
                4.250% due 08/15/2003 ...........    3,196,595
                                                  ------------
              Total Medium Term Notes
                (Cost $183,351,063)                183,351,063
                                                  ------------

 CORPORATE BONDS AND NOTES - 26.8%
  3,000,000   ASSK Properties LC, Note,
                (LOC: Wells Fargo & Company),
                1.500% due 12/01/2017+ ..........    3,000,000
              Associates Corporation NA, Sr. Note:
 10,000,000     1.600% due 05/08/2003++ .........   10,000,509
 12,060,000     5.800% due 04/20/2004 ...........   12,567,260
 12,500,000   Bank of America Corporation, Sr. Note,
                7.000% due 05/15/2003 ...........   12,525,247
 20,000,000   Bayerische Landesbank NY, Note,
                Series CD,
                1.440% due 02/04/2004++ .........   20,015,368
 20,000,000   BP Capital Markets PLC, Bond,
                1.435% due 09/11/2003++ .........   20,002,192
  2,309,000   Citigroup Inc., Sr. Note,
                5.800% due 03/15/2004 ...........    2,396,724
  1,500,000   Corporate Finance Managers, Note,
                (LOC: Wells Fargo & Company),
                1.400% due 02/02/2043+ ..........    1,500,000
  3,300,000   DBSI First Mortgage 1998, Note,
                (LOC: U.S. Bancorp),
                1.400% due 07/01/2023+ ..........    3,300,000
 32,000,000   Everett Clinic, P.S., Bond,
                (LOC: Bank of America Corporation),
                1.420% due 05/01/2022+ ..........   32,000,000
 14,700,000   Heller Financial Inc., Note,
                7.875% due 05/15/2003 ...........   14,733,820
  2,000,000   Marsh Enterprises LLC, Note,
                (LOC: Fifth Third Bancorp),
                1.310% due 01/01/2028+ ..........    2,000,000
  4,500,000   Medical Properties Inc., Revenue Bonds,
                (Dakota Clinic Ltd. Project),
                (LOC: ABN AMRO Bank NV),
                1.520% due 12/15/2024+ ..........    4,500,000
  7,800,000   Norwest Financial Inc., Sr. Note,
                6.125% due 08/01/2003 ...........    7,881,314

                       See Notes to Financial Statements.

MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 CORPORATE BONDS AND NOTES - (CONTINUED)
$ 5,000,000   Pineview Estates LC, Note,
                (LOC: Fifth Third Bancorp),
                1.310% due 01/01/2023+** ........ $  5,000,000
 15,000,000   Portland Clinic LLP, Bond,
                (LOC: U.S. Bancorp),
                1.520% due 11/20/2027+ ..........   15,000,000
 15,955,000   Presbyterian Homes & Services of
                New Jersey Obligated Group,
                Revenue Bonds, Series 1998-B1,
                (LOC: PNC Financial Services
                Group, Inc.),
                1.350% due 12/01/2028+ ..........   15,955,000
  4,750,000   Rise Inc., Note, (LOC: Wells Fargo &
                Company),
                1.500% due 11/01/2022+ ..........    4,750,000
  5,000,000   Rockwood Quarry LLC, Note,
                (LOC: Fifth Third Bancorp),
                1.310% due 12/01/2022+ ..........    5,000,000
  3,500,000   Salomon Smith Barney Holdings Inc., Note,
                6.250% due 05/15/2003 ...........    3,505,701
  3,000,000   Tacoma Goodwill Industries, Bond,
                (LOC: Bank of America Corporation),
                1.350% due 02/01/2023+ ..........    3,000,000
 12,000,000   Toyota Motor Credit Corporation, Note,
                5.625% due 11/13/2003 ...........   12,273,299
  1,558,000   Watts Brothers Frozen Foods, Bond,
                (LOC: U.S. Bancorp),
                1.400% due 07/01/2013+ ..........    1,558,000
 15,272,000   Wells Fargo & Company, Sr. Note,
                7.200% due 05/01/2003 ...........   15,272,000
  6,500,000   Wells Fargo Financial Inc., Sr. Note,
                7.250% due 07/14/2003 ...........    6,576,689
                                                  ------------
              Total Corporate Bonds and Notes
                (Cost $234,313,123)                234,313,123
                                                  ------------

 TAXABLE MUNICIPAL BONDS - 23.4%
  2,000,000   ABAG, California, Finance Authority
                for Nonprofit Corporations,
                Revenue Bonds, (Public Policy
                Institute of California Project),
                Series B, (LOC: Bank of New York
                Company, Inc.),
                1.450% due 11/01/2031+ ..........    2,000,000
  3,725,000   Acworth, Georgia, Downtown Development
                Authority, IDR, (City of Acworth Cable
                Fiber Optic Project), (AMBAC Insured),
                1.350% due 01/01/2017+ ..........    3,725,000
  5,600,000   California Educational Facilities
                Authority, Loan Agreement Revenue,
                (University of Judaism), Series B,
                (LOC: Allied Irish Bank PLC),
                1.420% due 12/01/2028+ ..........    5,600,000
 43,460,000   California Housing Finance Agency,
                Home Mortgage Revenue, Series K,
                (FSA Insured),
                1.280% due 08/01/2031+ ..........   43,460,000
              Connecticut State Housing Finance
                Authority, Housing Revenue,
                (AMBAC Insured):
 25,000,000     Subseries B-6,
                1.300% due 11/15/2027+ ..........   25,000,000

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
                (Housing Mortgage Finance Program):
$14,000,000     Series A-4,
                1.320% due 05/15/2032+ .......... $ 14,000,000
  1,900,000     Series F-1,
                1.320% due 11/15/2016+ ..........    1,900,000
  6,100,000   Illinois Health Facilities Authority, Health
                Care Revenue, (Silver Cross Hospital
                Project), Series B, (LOC: Fifth Third
                Bancorp),
                1.350% due 08/15/2017+ ..........    6,100,000
  3,550,000   Kit Carson County, Colorado, Agricultural
                Development Revenue, (Midwest Farms
                LLC), (LOC: Wells Fargo & Company),
                1.350% due 06/01/2027+ ..........    3,550,000
 20,000,000   New York City, GO, Subseries A-11,
                (FGIC Insured),
                1.290% due 11/01/2020+ ..........   20,000,000
 14,000,000   New York State Housing Finance Agency,
                Housing Revenue, (350 West 43rd Street
                Project), Series B, (LOC: Fleet National
                Bank),
                1.320% due 11/01/2034+ ..........   14,000,000
  3,900,000   North Carolina Medical Care Commission,
                Health Facilities Revenue, (1st Mortgage-
                Baptist Retirement Homes of North
                Carolina Inc.), Series C,
                (LOC: Wachovia Corporation),
                1.510% due 10/01/2008+ ..........    3,900,000
 25,800,000   Oakland-Alameda County, California,
                Coliseum Authority, Lease Revenue,
                (Coliseum Project), Series D,
                (LOC: Wachovia Corporation),
                1.280% due 02/01/2011+ ..........   25,800,000
  2,495,000   Plymouth, Minnesota, Health Facilities
                Revenue, (Westhealth Project), Series B,
                (FSA Insured),
                1.350% due 06/01/2024+ ..........    2,495,000
  7,735,000   San Diego County, California, Pension
                Obligation Revenue, Series A, (FSA
                Insured),
                6.380% due 08/15/2003+ ..........    7,842,357
  9,485,000   Santa Rosa, California, Wastewater
                Revenue, Series A,
                (LOC: Westdeutsche Landesbank),
                1.450% due 09/01/2028+ ..........    9,485,000
 11,100,000   South Fulton, Georgia, Municipal
                Regional Jail Authority, Lease
                Revenue, (Union City
                Justice Center Project),
                (MBIA Insured),
                1.320% due 11/01/2017+ ..........   11,100,000
              Washington State Housing Finance
                Commission, MFHR, Series B:
  2,010,000     (Boardwalk Apartments Project),
                (FNMA Collateral),
                1.350% due 09/01/2028+ ..........    2,010,000
  1,830,000     (Cedar Landing Project),
                (LOC: U.S. Bancorp),
                1.400% due 12/01/2028+ ..........    1,830,000
  1,160,000     (Oxford Square Project),
                (LOC: U.S. Bancorp),
                1.400% due 12/01/2028+ ..........    1,160,000
                                                  ------------
              Total Taxable Municipal Bonds
                (Cost $204,957,357) .............  204,957,357
                                                  ------------



                       See Notes to Financial Statements.

MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
     FEDERAL HOME LOAN MORTGAGE CORPORATION
       (FHLMC) - 1.1%
       (Cost $9,872,075)
$10,000,000   1.290% due 04/22/2004+++ .......... $  9,872,075
                                                  ------------

 FUNDING AGREEMENT - 4.0%
   (Cost $35,000,000)
 35,000,000   New York Life Insurance Company,
                1.380% due 08/05/2003++ .........   35,000,000
                                                  ------------

TOTAL INVESTMENTS (Cost $923,935,392*) ....105.6%  923,935,392
OTHER ASSETS AND LIABILITIES (NET) .........(5.6)  (48,619,003)
                                           -----  ------------
NET ASSETS ................................100.0% $875,316,389
                                           =====  ============


----------
    * Aggregate cost for federal tax purposes.
   ** Security exempt from registration under Rule 144A of the Securities Act of
      1933.
    + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2003.
   ++ Floating rate security whose interest rate is reset periodically based on an index.
  +++ Rate represents discount rate at the date of purchase.


--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
      AMBAC -- American Municipal Bond Assurance Corporation
      FGIC  -- Federal Guaranty Insurance Corporation
      FNMA  -- Federal National Mortgage Association
      FSA   -- Financial Security Assurance
      GO    -- General Obligation Bond
      IDR   -- Industrial Development Revenue
      LOC   -- Letter of Credit
      MBIA  -- Municipal Bond Investors Assurance
      MFHR  -- Multi-family Housing Revenue

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 MUNICIPAL BONDS AND NOTES - 102.3%
     ALABAMA - 5.3%
$ 1,500,000   Daphne-Villa Mercy, Special Care
                Facilities Finance Authority,
                Health Care Revenue,
                (Mercy Medical Project),
                (LOC: SouthTrust Bank NA),
                1.310% due 12/01/2030+ ..........  $ 1,500,000
                                                  ------------
     ARIZONA - 1.6%
    455,000   Arizona Health Facilities Authority,
                Health Care Revenue, (Pooled Loan
                Program),(FGIC Insured),
                1.360% due 10/01/2015+ ..........      455,000
                                                  ------------
     ARKANSAS - 5.6%
  1,600,000   Saline County, PCR, (Alcoa Inc. Project),
                1.810% due 08/01/2010+ ..........    1,600,000
                                                  ------------
     COLORADO - 1.1%
    320,000   Metropolitan Football Stadium District,
                Sales Tax Revenue, Series B, (MBIA
                Insured),
                Zero coupon due 01/01/2004 ......      316,926
                                                  ------------
     DISTRICT OF COLUMBIA - 1.1%
    300,000   District of Columbia, IDR,
                (Resources for the Future Inc.
                Project), (LOC: Wachovia
                Corporation),
                1.400% due 08/01/2029++ .........      300,000
                                                  ------------
     FLORIDA - 5.3%
    200,000   Florida State Board of Regents,
                Housing Revenue, (University of
                Central Florida
                Project), (MBIA Insured),
                2.500% due 10/01/2003 ...........      201,041
    500,000   Orange County, Health Facilities
                Authority, Health Care Revenue,
                (Presbyterian Retirement Project),
                (LOC: Bank of
                America Corporation),
                1.400% due 11/01/2028+ ..........      500,000
    800,000   Orange County, IDR, (Central Florida YMCA
                Project), Series A, (LOC: Bank of America
                Corporation),
                1.400% due 05/01/2027+ ..........      800,000
                                                  ------------
                                                     1,501,041
                                                  ------------
     GEORGIA - 2.6%
    750,000   Dahlonega, Downtown Development
                Authority, Student Housing Revenue,
                (North Georgia Student Housing LLC
                Project), Series A, (LOC: Wachovia
                Corporation),
                1.400% due 06/01/2028+ ..........      750,000
                                                  ------------
     HAWAII - 2.0%
    565,000   Hawaii State, UTGO, Series CE, ETM,
                8.000% due 06/01/2003 ...........      568,074
                                                  ------------
     ILLINOIS - 3.9%
    150,000   Calumet City, UTGO, (Corporate Purpose
                Bonds), Series B, (FGIC Insured),
                (Pre-refunded to 01/01/2004 @ $100),
                6.200% due 01/01/2006 ...........      154,948


PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
$   250,000   Hoffman Estates, Tax Increment &
                Allocation Revenue, (Economic
                Development Project),
                (AMBAC Insured),
                5.000% due 11/15/2003 ...........  $   255,138
    350,000   IIlinois Health Facilities Authority,
                Health Care Revenue, (Blessing
                Hospital Project), Series B,
                (FSA Insured),
                1.400% due 11/15/2029+ ..........      350,000
    350,000   Metropolitan Pier & Exposition
                Authority, Dedicated State Tax
                Revenue, Series A,
                ETM, 5.900% due 06/15/2003 ......      351,929
                                                  ------------
                                                     1,112,015
                                                  ------------
     INDIANA - 8.4%
    180,000   Indiana State Educational Facilities
                Authority, College & University
                Revenue, (Franklin College Project),
                (LOC: Bank One Corporation),
                1.400% due 10/01/2019+ ..........      180,000
              Marion, Economic Development Revenue,
                (Indiana Wesleyan University Project),
                (LOC: Bank One Corporation):
    500,000     1.350% due 06/01/2030+ ..........      500,000
  1,000,000     1.350% due 06/01/2030+ ..........    1,000,000
    700,000   Miami County, Economic Development
                Revenue, (Dukes Memorial Hospital
                Project), (LOC: Wells Fargo &
                Company),
                1.350% due 10/01/2030+ ..........      700,000
                                                  ------------
                                                     2,380,000
                                                  ------------
     IOWA - 2.1%
    600,000   Webster County, Educational Facilities
                Revenue, (State Edmond Project),
                (LOC: Wells Fargo & Company),
                1.350% due 07/01/2020+ ..........      600,000
                                                  ------------
     KANSAS - 6.0%
    200,000   Anderson County, Unified School
                District No. 365, UTGO, Series A,
                (FSA Insured),
                3.000% due 09/01/2003 ...........      201,021
  1,500,000   Shawnee, IDR, (Shawnee Village
                Association LP), (LOC: J.P. Morgan
                Chase & Company),
                1.400% due 12/01/2009+ ..........    1,500,000
                                                  ------------
                                                     1,701,021
                                                  ------------
     MASSACHUSETTS - 3.4%
    575,000   Massachusetts State Health & Educational
                Facilities Authority, Revenue Bonds,
                (Capital Asset Program), Series M-2,
                (LOC: Fleet National Bank),
                1.360% due 07/01/2031+                 575,000
    390,000   Massachusetts State, Capital Appreciation,
                UTGO, (Consolidated Loan), Series A,
                (FGIC Insured),
                Zero coupon due 03/01/2004             385,902
                                                  ------------
                                                       960,902
                                                  ------------

                       See Notes to Financial Statements.

TAX-EXEMPT MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
     MICHIGAN - 4.6%
$   200,000   Detroit, Sewer Disposal System Revenue,
                Series A, (MBIA Insured),
                4.700% due 07/01/2003 ...........  $   201,171
    900,000   Michigan State Hospital Finance Authority,
                Health Care Revenue, (Hospital Equipment
                Loan Program), Series A,
                (LOC: National City Corporation),
                1.370% due 12/01/2023+ ..........      900,000
    200,000   Portage, Public Schools, UTGO, (Building
                & Site Project), (FSA Insured),
                2.000% due 05/01/2003 ...........      200,000
                                                  ------------
                                                     1,301,171
                                                  ------------
     MINNESOTA - 1.1%
    300,000   Golden Valley, IDR, (Unicare Homes Inc.
                Project), (LOC: Bank of America
                Corporation),
                1.380% due 09/01/2014+ ..........      300,000
                                                  ------------
     NEBRASKA - 0.9%
    250,000   Nebraska Educational Finance Authority,
                College & University Revenue,
                (Creighton University Project), Series A,
                (AMBAC Insured),
                3.800% due 09/01/2003 ...........      251,949
                                                  ------------
     NEVADA - 1.3%
    370,000   Henderson, Special Assessment Revenue,
                (Local Improvement District No. T-10),
                Senior Series A, (FSA Insured),
                4.000% due 08/01/2003 ...........      372,309
                                                  ------------
     NEW JERSEY - 1.2%
    150,000   Essex County, UTGO, Series A-1,
                (FGIC Insured),
                5.000% due 11/15/2003 ...........      153,051
    200,000   Keansburg, UTGO, Series A,
                (MBIA Insured),
                2.500% due 12/01/2003 ...........      201,502
                                                  ------------
                                                       354,553
                                                  ------------
     NEW YORK - 4.0%
    100,000   Nassau County, UTGO, (General
                Improvements Project), Series A, (FGIC
                Insured),
                4.500% due 05/01/2003 ...........      100,000
    150,000   New York State Dormitory Authority,
                College & University Revenue, (Fordham
                University Project), (MBIA Insured),
                4.250% due 07/01/2003 ...........      150,778
    220,000   New York State Housing Finance Agency,
                Revenue Bonds, (Nursing Home and
                Health Care Project), Series A,
                (MBIA Insured),
                4.250% due 11/01/2003 ...........      223,333
    250,000   New York, UTGO, Series E, (MBIA-IBC
                Insured),
                6.000% due 08/01/2003 ...........      253,053
    100,000   Rotterdam-Mohonasen, Central
                School District,
                UTGO, (FGIC Insured),
                4.750% due 06/15/2003 ...........      100,383

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------

$   305,000   Williamson, Central School District, UTGO,
                (FGIC Insured),
                5.000% due 06/15/2003 ...........  $   306,310
                                                  ------------
                                                     1,133,857
                                                  ------------
     NORTH CAROLINA - 1.6%
    250,000   Brunswick County, COP, (Water Line
                Extension Project), (FSA Insured),
                6.300% due 05/01/2003 ...........      250,000
    200,000   Duplin County, COP, (AMBAC Insured),
                2.500% due 09/01/2003 ...........      200,913
                                                  ------------
                                                       450,913
                                                  ------------
     NORTH DAKOTA - 4.4%
  1,240,000   Grand Forks, Hospital Facilities Revenue,
                (The United Hospital Obligated Group
                Project), (LOC: ABN AMRO Bank NV),
                1.310% due 12/01/2016+ ..........    1,240,000
                                                  ------------
     OHIO - 3.2%
    250,000   Ohio State Building Authority, Lease
                Revenue, (Vern Riffe Center Project),
                Series A, (AMBAC Insured),
                4.500% due 10/01/2003 ...........      253,107
    645,000   Warren County, Health Care Facilities
                Authority, Health Care Revenue,
                (Otterbein Homes Project), Series A,
                (LOC: Fifth Third Bancorp),
                1.390% due 07/01/2021+ ..........      645,000
                                                  ------------
                                                       898,107
                                                  ------------
     OKLAHOMA - 1.8%
    500,000   Oklahoma State Industrial Authority, Health
                Care Revenue, (Tealridge Manor
                Corporation Project), (LOC: Bank of
                America Corporation),
                1.400% due 11/01/2018+ ..........      500,000
                                                  ------------
     PENNSYLVANIA - 4.4%
    390,000   Fleetwood, Area School District, UTGO,
                (FGIC Insured),
                2.000% due 05/01/2003 ...........      390,000
    300,000   Pennsylvania State, UTGO,
                (AMBAC Insured),
                5.125% due 09/15/2003 ...........      303,916
    250,000   Philadelphia, School District, UTGO,
                Series A, (MBIA Insured),
                5.200% due 07/01/2003 ...........      251,423
    300,000   Trinity, Area School District,
                UTGO, (FGIC Insured),
                (Pre-refunded to 05/01/2003
                @ $100),
                5.500% due 05/01/2014 ...........      300,000
                                                  ------------
                                                     1,245,339
                                                  ------------
     TENNESSEE - 3.5%
  1,000,000   Metropolitan Government Nashville &
                Davidson County, Industrial
                Development Board, MFHR,
                (Chimneytop II Project),
                (LOC: Bank of America Corporation),
                1.410% due 09/01/2006+ ..........    1,000,000
                                                  ------------

                       See Notes to Financial Statements.

TAX-EXEMPT MONEY MARKET FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
     TEXAS - 8.5%
$   225,000   Brownsville, Naval District, UTGO,
                (AMBAC Insured),
                2.500% due 03/01/2004 ...........  $   227,225
    200,000   Caddo Mills, Independent School
                District,
                UTGO, (PSF Guaranteed),
                5.750% due 08/15/2003 ...........      202,446
    260,000   Coppell, Independent School District,
                UTGO, (PSF Guaranteed),
                Zero coupon due 08/15/2003 ......      258,877
    375,000   Deer Park, Waterworks & Sewer System
                Revenue, (FSA Insured),
                2.500% due 03/01/2004*** ........      378,596
    275,000   Hidalgo County, LTGO, (County Buildings
                Construction & Renovation), (FGIC
                Insured),
                2.000% due 08/15/2003 ...........      275,395
    195,000   Mission Bend, Municipal Utility
                District No.2, Capital Appreciation,
                UTGO, (FSA Insured),
                Zero coupon due 09/01/2003 ......      194,226
    310,000   Rockwall, Certificates of Obligation,
                (Combination Tax and Waterworks &
                Sewer System), (FSA Insured),
                3.000% due 08/01/2003 ...........      311,199
    300,000   Texas Public Building Authority,
                Building Revenue, (MBIA Insured), ETM,
                Zero coupon due 08/01/2003 ......      298,792
    280,000   Trinity, River Authority, Contract
                Revenue, (Livingston Regional Water Supply
                System Project), (MBIA Insured),
                3.000% due 08/01/2003 ...........      281,053
                                                  ------------
                                                     2,427,809
                                                  ------------
     WASHINGTON - 12.7%
    500,000   Benton County, Public Utility
                District No. 1,
                Electric Power & Light Revenue,
                (AMBAC Insured),
                6.000% due 11/01/2003** .........      512,082
  1,000,000   King County, Economic Enterprise
                Corporation Revenue, (Puget
                Sound Blood Center Project),
                (LOC: U.S. Bancorp),
                1.400% due 04/01/2023+ ..........    1,000,000
    600,000   Port Seattle, Industrial Development
                Corporation, Airport Revenue, (Alaska
                Airlines Inc. Project), (LOC: Bank of
                New York Company, Inc.),
                1.400% due 12/01/2009+ ..........      600,000
  1,045,000   Seattle, Low Income Housing Assistance
                Authority, Health Care Revenue,
                (Bayview Manor Homes Project),
                 Series B, (LOC: U.S. Bancorp),
                1.400% due 05/01/2019+ ..........    1,045,000
    440,000   Washington State Housing Finance
                Commission, Elderly Housing Revenue,
                (Riverview Retirement Project),
                (LOC: U.S. Bancorp),
                1.400% due 07/01/2022+ ..........      440,000
                                                  ------------
                                                     3,597,082
                                                  ------------


PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------

     WYOMING - 0.7%
$   200,000   Albany County Improvements Statutory
                Trust, COP, (MBIA Insured),
                3.000% due 07/15/2003              $   200,569
                                                  ------------
              Total Municipal Bonds and Notes
                (Cost $29,018,637)                  29,018,637
                                                  ------------
SHARES
---------
 INVESTMENT COMPANY SECURITY - 0.0% +++
   (Cost $5,235)
      5,235   Dreyfus Tax-Exempt Cash
                Management Fund                          5,235
                                                  ------------
TOTAL INVESTMENTS (Cost $29,023,872*) .....102.3%   29,023,872
OTHER ASSETS AND LIABILITIES (NET) .........(2.3)     (639,124)
                                           -----  ------------
NET ASSETS ................................100.0%  $28,384,748
                                           =====  ============


----------
    * Aggregate cost for federal tax purposes.
   ** Security segregated as collateral for when-issued securities.
  *** Security purchased on a when-issued basis.
    + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2003.
   ++ Security exempt from registration under Rule 144A of the Securities Act of
      1933.
  +++ Amount represents less than 0.1% of net assets.



--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
         AMBAC   -- American Municipal Bond Assurance Corporation
         COP     -- Certificate of Participation
         ETM     -- Escrowed to Maturity
         FGIC    -- Federal Guaranty Insurance Corporation
         FSA     -- Financial Security Assurance
         IBC     -- Insured Bond Certificate
         IDR     -- Industrial Development Revenue
         LOC     -- Letter of Credit
         LTGO    -- Limited Tax General Obligation Bond
         MBIA    -- Municipal Bond Investors Assurance
         MFHR    -- Multi-family Housing Revenue
         PCR     -- Pollution Control Revenue
         PSF     -- Permanent School Fund Guarantee Program
         UTGO    -- Unlimited Tax General Obligation Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

CALIFORNIA MONEY FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 MUNICIPAL BONDS AND NOTES - 100.3%
     CALIFORNIA - 96.1%
              ABAG Financing Authority For Nonprofit
                Corporation, Revenue Bonds:
$ 1,000,000     (Hamlin School Project), Series A,
                (LOC: BNP Paribas SA),
                1.400% due 08/01/2032+ ..........  $ 1,000,000
  1,000,000     (Point Loma Nazarene University Project),
                (LOC: Allied Irish Bank PLC),
                1.450% due 10/01/2033+ ..........    1,000,000
  1,000,000     (Public Policy Institute of
                California Project), Series A,
                (LOC: California State Teachers
                Retirement System),
                1.400% due 11/01/2031+ ..........    1,000,000
              Alameda County, IDR, Series A, AMT,
                (LOC: Wells Fargo & Company):
    800,000     (Heat and Control Inc. Project),
                1.450% due 11/01/2025+ ..........      800,000
    400,000     (JMS Family Partnership Project),
                1.400% due 10/01/2025+ ..........      400,000
    115,000   Brea Redevelopment Agency, Tax Allocation
                Revenue, (Redevelopment  Project AB),
                Series A, (AMBAC Insured),
                4.000% due 08/01/2003 ...........      115,685
    200,000   California Community College Financing
                Authority, Lease Revenue, Series A,
                (AMBAC Insured),
                1.400% due 08/01/2003 ...........      200,000
  1,000,000   California Pollution Control
                Financing Authority, Solid Waste
                Disposal Revenue, (Waste Management
                Project), Series A,
                AMT, (LOC: ABN AMRO Bank NV),
                1.360% due 01/01/2022+ ..........    1,000,000
              California State Economic Development
                Financing Authority, IDR, AMT,
                (LOC: Wells Fargo & Company):
    100,000     (Calco Project),
                1.500% due 04/01/2027+ ..........      100,000
  1,050,000     (Wesflex Pipe Manufacturing Project),
                1.500% due 04/01/2018+ ..........    1,050,000
    150,000   California State Public Works Board,
                Lease Revenue, (Various Community
                College Projects), (Pre-refunded
                to 03/01/2004 @ $102),
                7.000% due 03/01/2014 ...........      160,216
    125,000   California State University, Housing System
                Revenue, (FGIC Insured),
                4.900% due 11/01/2003 ...........      127,324
  1,000,000   California State, UTGO, Series B-2,
                (LOC: Bank of New York Company, Inc.),
                1.190% due 05/01/2033+ ..........    1,000,000
              California Statewide Communities
                Development Authority, College &
                University Revenue:
  1,000,000     (Biola University Project), Series A,
                (LOC: Allied Irish Bank PLC),
                1.450% due 10/01/2032+ ..........    1,000,000
  1,000,000     (Masters College), (LOC: U.S. Bancorp),
                1.350% due 02/01/2032+ ..........    1,000,000

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
$   700,000   California Statewide Communities
                Development Authority, COP, (John Muir/
                Mt. Diablo Health Center),
                (AMBAC Insured),
                1.260% due 08/15/2027+ ..........  $   700,000
    500,000   California Statewide Communities
                Development Authority, Limited
                Obligation Revenue, (The Painted
                Turtle Gang Camp Foundation),
                (LOC: Allied Irish Bank PLC),
                1.400% due 04/01/2033+ ..........      500,000
  1,000,000   California Statewide Communities
                Development Authority, MFHR,
                (Ivy Hill Apartments Project),
                Series I, AMT,
                (LOC: Bank of America Corporation),
                1.400% due 02/01/2033+ ..........    1,000,000
    180,000   Castro Valley, Unified School District, UTGO,
                (Election of 2002), (FSA Insured),
                6.500% due 08/01/2003 ...........      182,196
    280,000   Corona-Norco, Unified School District
                Public Financing Authority,
                Special Tax Revenue,(Community
                Facilities Districts Refinancing),
                Series A, (MBIA Insured),
                5.000% due 09/01/2003 ...........      283,384
    175,000   East Bay, Regional Park District, UTGO,
                Series C, (FGIC Insured),
                (Pre-refunded to 09/01/2003 @ $102),
                6.000% due 09/01/2020 ...........      181,306
    200,000   El Dorado, Unified High School District,
                UTGO, Series A, (FGIC Insured),
                8.000% due 08/01/2003 ...........      203,459
  1,200,000   Los Angeles County, Industrial
                Development Authority, IDR,
                (Tulip Corporation Project),
                Series A, AMT, (LOC: California State
                Teachers Retirement System),
                1.450% due 07/01/2014+,++ .......    1,200,000
  1,000,000   Los Angeles, Wastewater System Revenue,
                (Multimodal Project), Series C,
                (FGIC Insured),
                1.250% due 12/01/2031+ ..........    1,000,000
    330,000   Merced County, COP, (Juvenile Justice
                Correction Facilities Project),
                (AMBAC Insured),
                3.000% due 06/01/2003 ...........      330,345
  1,200,000   Novato, MFHR, (Nova-Ro III Senior Housing
                Project), (LOC: BNP Paribas SA),
                1.400% due 10/01/2032+ ..........    1,200,000
  1,000,000   Paramount, Redevelopment Agency, Tax
                Allocation Revenue, (Redevelopment
                Project Area No. 1), Series B,
                (MBIA Insured),
                (Pre-refunded to 08/01/2003
                @ $21.4282),
                Zero coupon due 08/01/2026 ......      213,473
              Pasadena, COP:
    500,000     (City Hall & Park Improvement
                Projects), (AMBAC Insured),
                1.350% due 02/01/2033+ ..........      500,000
    800,000     (Rose Bowl Improvements Project),
                (LOC: California State Teachers
                Retirement System),
                1.350% due 12/01/2016+ ..........      800,000
  1,200,000   Rancho Mirage, Joint Powers Financing
                Authority, Health Care Revenue,
                (Eisenhower Medical Center
                Project), Series A,
                (LOC: Bank of New York
                Company, Inc.),
                1.280% due 01/01/2026+ ..........    1,200,000

                       See Notes to Financial Statements.

CALIFORNIA MONEY FUND

APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
  AMOUNT                                               VALUE
----------                                             ------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
     CALIFORNIA - (CONTINUED)
$ 1,000,000   San Diego, MFHR, Issue A, (LOC: Fifth
                Third Bancorp),
                1.350% due 02/01/2009+ ..........  $ 1,000,000
    200,000   San Diego, Public Facilities Financing
                Authority, Sewer Revenue,
                (FGIC Insured),
                4.375% due 05/15/2003 ...........      200,227
              San Francisco City and County
                International Airports Commission,
                Airport Revenue,
                Second Series:
    400,000     Issue  8B, (FGIC Insured),
                5.000% due 05/01/2003 ...........      400,000
                Issue 15B, (FSA Insured):
    250,000     3.900% due 05/01/2003 ...........      250,000
    320,000     4.000% due 05/01/2004 ...........      329,043
    250,000     Issue 26B, (FGIC Insured),
                5.000% due 05/01/2003 ...........      250,000
    665,000   San Joaquin Hills, Transportation Corridor
                Agency, Toll Road Revenue, Series A,
                (MBIA Insured),
                Zero coupon due 01/15/2004 ......      659,436
  1,000,000   San Jose, Unified School District,
                UTGO, (Santa Clara County Project),
                Series A, (FSA Insured),
                4.000% due 08/01/2003 ...........    1,006,482
    140,000   San Marcos, Unified School District,
                Special Tax Revenue, (Community
                Facilities District
                No. 4), (FSA Insured),
                3.000% due 09/01/2003 ...........      140,698
    490,000   San Ramon Valley, Unified School District,
                UTGO, Series A, (FGIC Insured),
                Zero coupon due 07/01/2003 ......      488,900
    800,000   Walnut Creek, MFHR, (Creekside Drive
                Apartments Project), (LOC: Bank of
                America Corporation),
                1.350% due 04/01/2007+ ..........      800,000
                                                  ------------
                                                    24,972,174
                                                  ------------
     PUERTO RICO - 4.2%
              Puerto Rico Commonwealth, UTGO, (Public
                Improvement Project):
    675,000     (AMBAC Insured),
                4.500% due 07/01/2003 ...........      678,473
    400,000     (MBIA Insured),
                5.000% due 07/01/2003 ...........      402,250
                                                  ------------
                                                     1,080,723
                                                  ------------
              Total Municipal Bonds and Notes
                (Cost $26,052,897) ..............   26,052,897
                                                  ------------

  SHARES                                               VALUE
----------                                             ------
 INVESTMENT COMPANY SECURITY - 1.1%
   (Cost $288,524)
    288,524   Dreyfus Basic California Municipal
                Money Market Fund ............... $    288,524
                                                  ------------
TOTAL INVESTMENTS (Cost $26,341,421*) .... 101.4%   26,341,421
OTHER ASSETS AND LIABILITIES (NET) ........ (1.4)     (358,752)
                                           -----  ------------
NET ASSETS ................................100.0% $ 25,982,669
                                           =====  ============

----------
    * Aggregate cost for federal tax purposes.
    + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2003.
   ++ Security exempt from registration under Rule 144A of the Securities Act of 1933.


--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
      AMBAC -- American Municipal Bond Assurance Corporation
      AMT   -- Alternative Minimum Tax
      COP   -- Certificate of Participation
      FGIC  -- Federal Guaranty Insurance Corporation
      FSA   -- Financial Security Assurance
      IDR   -- Industrial Development Revenue
      LOC   -- Letter of Credit
      MBIA  -- Municipal Bond Investors Assurance
      MFHR  -- Multi-family Housing Revenue
      UTGO  -- Unlimited Tax General Obligation Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM GROUP OF FUNDS


1.  ORGANIZATION AND BUSINESS
WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Money Market Fund and Tax-Exempt Money Market Fund are diversified series of WM Trust I. The California Money Fund is a non-diversified series of WM Trust II. Information presented in this report pertains only to the three named "Funds". Financial statements for the other funds included in the Trusts are presented in a separate report. WMAdvisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer four classes of shares:
Class A shares, Class B shares, Class C shares and Class I shares. Class A and Class I shares are not subject to an initial sales charge or, generally, to a contingent deferred sales charge ("CDSC"). Certain Class A shares purchased by exchange from another fund within the Trusts may be subject to a CDSC if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge, although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are subject to an initial sales charge at the time of purchase and are subject to a CDSC if redeemed within one year from the date of purchase. Class I shares are currently only offered to the WM Strategic Asset Management Portfolios, LLC, an open-end management investment company, and affiliates of Washington Mutual, and are not available for direct purchase by investors. The Tax-Exempt Money Market and California Money Funds are not currently offering Class B, Class C or Class I shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:
Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amoritized cost fairly reflects the market-based net asset value per share. Certain other assets may be valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:
Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to

WM GROUP OF FUNDS

qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund.

FEDERAL INCOME TAXES:
It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES:
General expenses of the Trusts are allocated to all the Funds based upon the relative average net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY AND OTHER TRANSACTIONS
WM Advisors serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee at an annual rate based upon on a percentage of the average daily net assets of each Fund at the following rates:

                                                                               FEES ON NET ASSETS
                                                                                    EXCEEDING
                                                       FEES ON NET ASSETS       $500 MILLION AND      FEES ON NET ASSETS
                                                             UP TO            EQUAL TO OR LESS THAN       EXCEEDING
                  NAME OF FUND                            $500 MILLION             $1 BILLION             $1 BILLION
                  -------------                        ------------------         ------------            -----------
                  Money Market Fund..................         0.45%                   0.45%                  0.40%
                  Tax-Exempt Money Market Fund.......         0.45%                   0.45%                  0.40%
                  California Money Fund..............         0.45%                   0.40%                  0.40%

The Advisor has voluntarily waived $19,231 and $22,587 of its advisory fees for the Tax-Exempt Money Market and California Money Funds for the six months ended April 30, 2003, respectively.

WM GROUP OF FUNDS


WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Washington Mutual, serves as the transfer agent of the Funds. Fees were paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized annual shareholder servicing fee is $25.01 for Class A, Class B and Class C shareholder accounts. Prior to December 1, 2002, the authorized annual shareholder servicing fee was $21.42 for Class A, Class B and Class C shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. The Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2003 are shown separately in the Statements of Operations.

4.  TRUSTEES' FEES
No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 39 funds within the WM Group of Funds.

5.  DISTRIBUTION PLANS
WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the six months ended April 30, 2003, the Distributor received no commisions (front-end sales charges) on Class C shares and $494,399 representing CDSC fees from Class A, Class B and Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

The Distributor has voluntarily waived $99,776 and $3,663 of its distribution fees for Class B and Class C shares of the Money Market Fund for the six months ended April 30, 2003, respectively.

6.  SHARES OF BENEFICIAL INTEREST OWNED BY AFFILIATES
As of April 30, 2003, WM Financial Services, Inc., a wholly-owned subsidiary of Washington Mutual, owns 43,591,274 shares of the Money Market Fund which is approximately 5% of the shares outstanding.

7.  GEOGRAPHIC AND INDUSTRY CONCENTRATION RISK FACTORS
There are certain risks arising from the concentration of California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD



logo: WM
GroupofFunds

P.O. Box 9757
Providence, RI  02940-9757


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                                      PAID

                                 N. READING, MA
                                   PERMIT #105

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WMMMSAR (06/27/03)

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD



logo: WM
GroupofFunds

P.O. Box 9757
Providence, RI  02940-9757


                                    PRSRT STD
                                  U.S. Postage

                                      PAID

                                 Los Angeles, CA
                                  PERMIT #30835

logo: recycled paper

Printed on recycled paper

WMMMSAR (06/27/03)

Item 9. Controls and Procedures:

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect those controls subsequent to the date of their evaluation.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust I and Trust II

By: /s/William G. Papesh
President
June 30, 2003

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust I and Trust II

/s/John T. West
Chief Financial Officer
June 30, 2003

/s/William G. Papesh
President
June 30, 2003